Stock Option Plan - Schedule of Fair Value of Stock Option (Details) (fuboTV Inc. Pre-Merger) (10-K)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend rate	0.00%		0.00%
Minimum [Member]
Expected term (in years)	5 years 3 months 19 days		5 years 3 months 19 days
Maximum [Member]
Expected term (in years)	6 years 1 month 6 days		6 years 1 month 6 days
Fubo TV Pre-Merger [Member]
Risk-free interest rate		2.57%
Expected volatility				62.10%	61.20%
Dividend rate		0.00%		0.00%	0.00%
Fubo TV Pre-Merger [Member] | Minimum [Member]
Expected term (in years)		4 years 1 month 27 days		4 years 1 month 27 days	3 years 8 months 9 days
Risk-free interest rate				2.10%	2.45%
Expected volatility		62.40%
Fubo TV Pre-Merger [Member] | Maximum [Member]
Expected term (in years)		4 years 7 months 6 days		4 years 7 months 6 days	4 years 4 months 6 days
Risk-free interest rate				2.57%	2.96%
Expected volatility		62.80%